Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Non-capital tax loss carry-forwards	$ 26,363	$ 25,504
Interests in resource properties	(56,904)	(10,536)
Other assets	(8,800)	(4,817)
Other liabilities	(11,345)	(3,760)
Net	(50,686)	6,391
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	15,735	16,694
Deferred income tax liabilities	(66,421)	(10,303)
Net	$ (50,686)	$ 6,391

[1]	Restated